Stock Warrants and Options	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Warrants and Options [Abstract]
Stock Warrants and Options

Note 6. Stock Warrants and Options

On December 19, 2011, the Board of Directors approved the issuance of warrants to a related party to purchase 99,333 shares of the Company’s common stock. Such warrants are exercisable at $2.52 per share, or 80% of the share price of any succeeding financing transaction, whichever is lower, subject to a minimum of $1.26 per share. The warrants vest immediately upon issuance and expire within 5 total years of issuance.
On March 15, 2011, the Board of Directors issued stock options to employees to purchase an aggregate of 516,533 shares of the Company’s common stock. Such options are exercisable at $1.13 per share. The options vest 25% at the grant date and 25% each year for three years thereafter.
On March 15, 2011, the Board of Directors issued stock options to founders, directors, a consultant and a shareholder to purchase an aggregate of 1,490,000 shares of the Company’s common stock. Such options are exercisable at $1.13 per share. The options vest immediately upon issuance.
On December 15, 2011, the Board of Directors issued stock options to employees, directors and a shareholder to purchase an aggregate of 546,333 shares of the Company’s common stock. Such options are exercisable at $.25 per share. The options vest immediately upon issuance.
On December 15, 2011, the Board of Directors issued stock options to employees and directors to purchase an aggregate of 407,267 shares of the Company’s common stock.
Such options are exercisable at $1.13 per share. The options vest 25% at the grant date and 25% each year for three years thereafter. These options became fully vested in May 2013 due to the Merger Agreement.
On February 3, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 99,333 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On February 10, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 39,733 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
From the period of April to July 2012, the Board of Directors approved the issuance of warrants to a group of unrelated note holders to purchase 1,390,667 shares of the Company’s common stock at the rate of $1.26 per share. The warrants vest immediately upon issuance and expire within 4 years of issuance.
On April 10, 2012, the Board of Directors approved the issuance of warrants to an unrelated party to purchase 87,165 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 4 years of issuance.
On August 15, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 38,205 shares of the Company’s common stock. Such warrants are exercisable at $1.89 per share. The warrants vest immediately upon issuance and expire on August 14, 2014.
On September 28, 2012, the Board of Directors approved the issuance of warrants to a stockholder to purchase 82,778 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On November 20, 2012, the Board of Directors approved the issuance of warrants to a stockholder to purchase 82,778 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance
On January 16, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 24,833 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On January 16, 2013 the Board of Directors approved the issuance of warrants to a stockholder to purchase 1,862 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On January 29, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On March 19, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 33,111 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 7, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 28, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 30, 2013, the Board of Directors approved the issuance of warrants to several employees to purchase 115,612 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 11, 2013, the Board of Directors approved the issuance of warrants to an unrelated party to purchase 4,967 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 11, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 795 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 26, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 43,044 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 30, 2013, the Board of Directors approved the issuance of warrants to several employees to purchase 116,402 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On October 16, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 6,622 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On October 29, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 33,111 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 8, 2013, the Board of Directors approved the issuance of warrants to an unrelated party to purchase 29,800 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 8, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 4,768 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 13, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 24,833 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On December 17, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 66,222 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On December 31, 2013 the Board of Directors approved the issuance of warrants to several employees to purchase 118,203 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On January 6, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 8,278 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On January 10, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 11,589 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On January 17, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 13,244 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On January 27, 2014, the Board of Directors approved the issuance of warrants to an unrelated party to purchase 66,222 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On February 4, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 39,733 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On February 14, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On February 28, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 43,044 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On March 14, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 26,489 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On March 28, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 26,489 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On April 4, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 16,556 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On April 11, 2014, the Board of Directors approved the issuance of warrants to a stockholder to purchase 23,179 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On April 24, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 48,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On May 2, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 150,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On May 23, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 82,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 4, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 69,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 11, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 50,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 26, 2014, the Board of Directors approved the issuance of warrants to a related party to purchase 50,000 shares of the Company’s common stock. Such warrants are exercisable at $1.20 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
Compensation cost charged to operations was $0 and $147,461 for the three and six months ended June 30, 2014 and June 30, 2013, respectively. There was no income tax benefit realized from share-based payment arrangements with employees and directors for the six months ended June 30, 2014 and 2013 since the Company had a full valuation allowance on all deferred tax assets as of those dates. During the six months ended June 30, 2014 and 2013, there were no options or warrants exercised under share-based compensation arrangements.

Note 7. Stock Warrants and Options

On December 19, 2011, the Board of Directors approved the issuance of warrants to a related party to purchase 99,333 shares of the Company’s common stock. Such warrants are exercisable at $2.52 per share, or 80% of the share price of any succeeding financing transaction, whichever is lower, subject to a minimum of $1.26 per share. The warrants vest immediately upon issuance and expire within 5 total years of issuance.
On March 15, 2011, the Board of Directors issued stock options to employees to purchase an aggregate of 516,533 shares of the Company’s common stock. Such options are exercisable at $1.13 per share. The options vest 25% at the grant date and 25% each year for three years thereafter.
On March 15, 2011, the Board of Directors issued stock options to founders, directors, a consultant and a shareholder to purchase an aggregate of 1,490,000 shares of the Company’s common stock. Such options are exercisable at $1.13 per share. The options vest immediately upon issuance.
On December 15, 2011, the Board of Directors issued stock options to employees, directors and a shareholder to purchase an aggregate of 546,333 shares of the Company’s common stock. Such options are exercisable at $.25 per share. The options vest immediately upon issuance.
On December 15, 2011, the Board of Directors issued stock options to employees and directors to purchase an aggregate of 407,267 shares of the Company’s common stock.
Such options are exercisable at $1.13 per share. The options vest 25% at the grant date and 25% each year for three years thereafter. These options became fully vested in May 2013 due to the Merger Agreement.
On February 3, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 99,333 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On February 10, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 39,733 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
From the period of April to July 2012, the Board of Directors approved the issuance of warrants to a group of unrelated note holders to purchase 1,390,667 shares of the Company’s common stock at the rate of $1.26 per share. The warrants vest immediately upon issuance and expire within 4 years of issuance.
On April 10, 2012, the Board of Directors approved the issuance of warrants to an unrelated party to purchase 87,165 shares of the Company’s common stock. Such warrants are exercisable at $1.26 per share. The warrants vest immediately upon issuance and expire within 4 years of issuance.
On August 15, 2012, the Board of Directors approved the issuance of warrants to a related party to purchase 38,205 shares of the Company’s common stock. Such warrants are exercisable at $1.89 per share. The warrants vest immediately upon issuance and expire on August 14, 2014.
On September 28, 2012, the Board of Directors approved the issuance of warrants to a stockholder to purchase 82,778 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On November 20, 2012, the Board of Directors approved the issuance of warrants to a stockholder to purchase 82,778 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance
On January 16, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 24,833 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On January 16, 2013 the Board of Directors approved the issuance of warrants to a stockholder to purchase 1,862 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On January 29, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 3 years of issuance.
On March 19, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 33,111 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 7, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 28, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 49,667 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On June 30, 2013, the Board of Directors approved the issuance of warrants to several employees to purchase 115,612 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 11, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 4,967 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 11, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 795 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 26, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 43,044 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On September 30, 2013, the Board of Directors approved the issuance of warrants to several employees to purchase 116,402 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On October 16, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 6,622 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On October 29, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 33,111 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 8, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 29,800 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 8, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 4,768 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On November 13, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 24,833 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On December 17, 2013, the Board of Directors approved the issuance of warrants to a stockholder to purchase 66,222 shares of the Company’s common stock. Such warrants are exercisable at $2.01 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
On December 31, 2013 the Board of Directors approved the issuance of warrants to several employees to purchase 118,203 shares in the aggregate of the Company’s common stock. Such warrants are exercisable at $.25 per share. The warrants vest immediately upon issuance and expire within 5 years of issuance.
Following is a summary of the status of warrants and options during fiscal years 2013 and 2012:

	Number of Shares		Weighted-Average Exercise Price
2013	Warrants	Options	Warrants	Options
Outstanding at December 31, 2012	2,704,725	3,754,800	$1.81	$1.18
Granted	773,187	—	1.21	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2013	3,477,912	3,754,800	$1.45	$.96
Exercisable at December 31, 2013	3,477,912	3,754,800	$1.45	$.96
Weighted average fair value of shares granted during 2013	$1.51	$—

	Number of Shares		Weighted-Average Exercise Price
2012	Warrants	Options	Warrants	Options
Outstanding at December 31, 2011	923,800	3,754,800	$1.81	$1.01
Granted	1,820,659	—	1.33	—
Exercised	(39,733)	—	.025	—
Forfeited	—	—	—	—
Outstanding at December 31, 2012	2,704,725	3,754,800	$1.51	$1.01
Exercisable at December 31, 2012	2,704,725	3,292,900	$1.51	$1.23
Weighted average fair value of shares granted during 2012	$1.16	$—
Following is a summary of nonvested shares as of December 31, 2013 and 2012 with changes during the year:

	Number of Shares
2013	Warrants	Options
Balance, December 31, 2012	—	461,900
Granted during the year	773,187	—
Vested during the year	(773,187)	(332,767)
Forfeited during the year	—	—
Balance, December 31, 2013	—	129,133

	Number of Shares
2012	Warrants	Options
Balance, December 31, 2011	—	794,667
Granted during the year	1,820,658	—
Vested during the year	(1,820,658)	(332,767)
Forfeited during the year	—	—
Balance, December 31, 2012	—	461,900
As of December 31, 2013 and 2012, there was $14,365 and $43,549, respectively of total unrecognized compensation cost related to nonvested share-based compensation arrangements, which is expected to be recognized over a weighted average period of 1 year.
The fair value of each warrant or option granted is estimated on the grant date using the Black Scholes model. The expected term of warrants and options issued during 2011 was based upon a reverse merger expected in fall of 2012 in which the options were expected to be cancelled and reissued subsequent to the merger and based on a reverse merger expected in spring 2013 for warrants and options issued during 2012. The risk-free interest rate was based upon the U.S. Treasury rate on the date of grant and ranged from .14% to .19% for instruments granted in 2012 and from .14% to 1.72% for instruments granted in 2013. There is no active external or internal market for the Company’s common shares. Thus, it was not possible to estimate the expected volatility of the Company’s share price in estimating fair value of options and warrants granted. Accordingly, as a substitute for such volatility, the Company used the historical volatility of a small cap growth index fund, representing the business environment in which the Company operates. Volatility ranged from 9.4% to 21.1% for instruments granted in 2012 and from 6.3% to 23.2% for instruments granted in 2013. The expected dividend rate was zero for instruments granted in 2013 and 2012.
Compensation cost charged to operations was $476,325 and $28,773 for 2013 and 2012, respectively. There was no income tax benefit realized from share-based payment arrangements with employees and directors in 2013 and 2012 since the Company had a full valuation allowance on all deferred tax assets as of those dates.. During 2013 and 2012, there were no options or warrants exercised under share-based compensation arrangements.
Following is a summary of the status of options and warrants outstanding at December 31, 2013 and 2012:

2013
Warrants			Options
Exercise Price	Number	Weighted- Average Remaining Contractual Life	Exercise Price	Number	Weighted- Average Remaining Contractual Life
$0.03	79,467	0.25	$1.13	2,801,200	7.21
0.03	39,733	0.63	0.25	546,333	7.96
2.52	566,200	5.44	1.13	407,267	7.96
1.13	99,333	5.44
1.26	99,333	2.97
1.26	99,333	3.10
1.26	39,733	3.11
1.26	1,390,667	1.27
1.26	87,165	2.28
1.89	38,205	0.62
2.01	1,862	2.04
2.01	795	4.70
2.01	4,768	4.86
2.01	82,778	1.74
2.01	82,778	2.89
2.01	49,667	2.08
2.01	33,111	4.21
2.01	49,667	4.44
2.01	24,833	2.04
2.01	4,967	4.70
2.01	29,800	4.86
2.01	49,667	4.49
2.01	43,044	4.74
2.01	6,622	4.79
2.01	33,111	4.83
2.01	24,833	4.87
2.01	66,222	4.96
0.25	115,612	4.50
0.25	116,402	4.75
0.25	118,203	5.00

2012
Warrants			Options
Exercise Price	Number	Weighted- Average Remaining Contractual Life	Exercise Price	Number	Weighted- Average Remaining Contractual Life
$0.03	79,467	$1.25	$1.13	2,801,100	8.21
0.03	39,733	1.63	.25	546,333	8.96
2.52	566,200	6.44	1.13	407,267	8.96
1.13	99,333	6.44
1.26	99,333	3.97
1.26	99,333	4.10
1.26	39,733	4.11
1.26	1,390,667	2.27
1.26	87,165	3.28
1.89	38,205	1.62
2.01	82,778	2.74
2.01	82,778	2.89